Document and Entity Information - Jun. 30, 2015 - shares	Total
Document And Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q2
Entity Registrant Name	TSAKOS ENERGY NAVIGATION LTD
Entity Central Index Key	0001166663
Trading Symbol	TNP
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well Known Seasoned Issuer	No
Entity Common Stock Shares Outstanding	84,712,295